Segments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Display Solutions | Customer one
Segments
Revenue (as a percent)	30.00%	39.00%
Display Solutions | Customer two
Segments
Revenue (as a percent)	12.00%	16.00%
Sensor Technologies | Customer one
Segments
Revenue (as a percent)	13.00%	16.00%